KINETICS MUTUAL FUNDS, INC.

Kinetics Water Infrastructure Fund

No Load Class (KWINX)

Supplement dated November 2, 2012
to the Prospectus and Statement of Additional Information
dated April 30, 2012

On September 21, 2012, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved changes to the investment objectives, the principal investment strategy and a fundamental investment restriction of the Water Infrastructure Fund (the “Fund”).  The Board of Trustees of Kinetics Portfolios Trust also approved corresponding changes to the investment objectives, principal investment strategy and fundamental investment restriction of the Fund’s master portfolio, the Water Infrastructure Portfolio (the “Portfolio”).

The changes to the investment objectives and fundamental investment restriction of the Fund are contingent upon the approval of shareholders, who will have the opportunity to vote on the proposals at a shareholder meeting to be held on or about December 21, 2012.  A Proxy statement describing the proposed changes in further detail will be mailed to shareholders separately.  If shareholders approve the changes to the Fund’s investment objectives and fundamental investment restriction, it is anticipated that the restructuring of the Fund and the Portfolio will commence on or about January 1, 2013.

The Fund’s investment objectives and principal investment strategy will be changed as described below.  In connection with the changes in investment objectives and principal investment strategy, the Fund will change its name to the Alternative Income Fund and the Portfolio will change its name to the Alternative Income Portfolio.

Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.

Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for  option strategies.

The Alternative Income Portfolio may implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments, and hold cash and fixed income investments whose aggregate value is consistent with the notional value (exercise value) of the short (sold) equity option positions.  Cash flows derived from option premiums and bond income can reduce losses incurred from declines in the underlying asset prices resulting in a lower expected return volatility.  The total return potential of some of the Alternative Income Portfolio’s option strategies is limited to the option premiums collected and the total return earned by the fixed income collateral portfolio.

At the time of writing (selling) an option, the aggregated notional obligation of the option positions may not exceed 100% of the Alternative Income Portfolio’s total assets.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).  The Alternative Income Portfolio will primarily write options on market indexes and ETFs, however, to the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers as well as, ETFs that invest in similar fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.  The Alternative Income Portfolio will not invest more than 50% of its total assets in debt securities rated below investment grade, also known as junk bonds, debt securities of emerging market countries or unrated securities which the Investment Adviser has determined to be of comparable quality.  Regardless of rating, the Alternative Income Portfolio will not invest more than 15% of its net assets in instruments that are deemed to be illiquid, and it will not purchase debt securities currently in default.  The Alternative Income Portfolio may also buy or sell U.S. Treasury note futures and buy equity puts, sell or buy equity calls, bond calls, and bond put options, and credit default swaps, as well as other derivatives, to manage risk or to enhance return.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, and will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity. The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as strike prices and expiration dates.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Alternative Income Portfolio may decide to sell or cover part or all of a security’s position for several reasons, including but not limited to when:  1) the Investment Adviser believes that a security’s risk profile has become inconsistent with the Alternative Income Portfolio’s investment objective; 2) the Investment Adviser believes a security is overvalued or, in the case of option positions, if the time value of the position has decayed materially; 3) the Investment Adviser decides to reduce the Alternative Income Portfolio’s aggregate bond or option exposures in response to market events; 4) the Investment Adviser believes that a security’s fundamental characteristics have changed relative to those at the time of initial investment; 5) option assignments require the Investment Adviser to raise cash to purchase securities.  Further, the Alternative Income Portfolio will generally sell securities that are purchased as a result of option assignments.  In the event the Alternative Income Portfolio sells call options on securities held by the Alternative Income Portfolio, the Alternative Income Portfolio may be required to sell the securities should the call options be exercised.

As a result of these changes to the Fund’s investment strategy, the Fund will be exposed to additional risks including risks related to investment in emerging markets and risks related to investment in REITs as described below.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

If shareholders approve the changes to the investment objectives and fundamental investment restriction, the portfolio management of the Portfolio will also change.  The Portfolio’s portfolio managers will be as follows:

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	1
Murray Stahl	Director of Research	1
David Kingsley	Portfolio Manager	1
Derek Devens	Portfolio Manager	1
James Davolos	Portfolio Manager	>1

Questions regarding these changes may be directed to the Funds at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Water Infrastructure Fund

Institutional Class (KWIIX)

Supplement dated November 2, 2012
to the Prospectus and Statement of Additional Information
dated April 30, 2012

On September 21, 2012, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved changes to the investment objectives, the principal investment strategy and a fundamental investment restriction of the Water Infrastructure Fund (the “Fund”).  The Board of Trustees of Kinetics Portfolios Trust also approved corresponding changes to the investment objectives, principal investment strategy and fundamental investment restriction of the Fund’s master portfolio, the Water Infrastructure Portfolio (the “Portfolio”).

The changes to the investment objectives and fundamental investment restriction of the Fund are contingent upon the approval of shareholders, who will have the opportunity to vote on the proposals at a shareholder meeting to be held on or about December 21, 2012.  A Proxy statement describing the proposed changes in further detail will be mailed to shareholders separately.  If shareholders approve the changes to the Fund’s investment objectives and fundamental investment restriction, it is anticipated that the restructuring of the Fund and the Portfolio will commence on or about January 1, 2013.

The Fund’s investment objectives and principal investment strategy will be changed as described below.  In connection with the changes in investment objectives and principal investment strategy, the Fund will change its name to the Alternative Income Fund and the Portfolio will change its name to the Alternative Income Portfolio.

Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.

Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for  option strategies.

The Alternative Income Portfolio may implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments, and hold cash and fixed income investments whose aggregate value is consistent with the notional value (exercise value) of the short (sold) equity option positions.  Cash flows derived from option premiums and bond income can reduce losses incurred from declines in the underlying asset prices resulting in a lower expected return volatility.  The total return potential of some of the Alternative Income Portfolio’s option strategies is limited to the option premiums collected and the total return earned by the fixed income collateral portfolio.

At the time of writing (selling) an option, the aggregated notional obligation of the option positions may not exceed 100% of the Alternative Income Portfolio’s total assets.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).  The Alternative Income Portfolio will primarily write options on market indexes and ETFs, however, to the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers as well as, ETFs that invest in similar fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.  The Alternative Income Portfolio will not invest more than 50% of its total assets in debt securities rated below investment grade, also known as junk bonds, debt securities of emerging market countries or unrated securities which the Investment Adviser has determined to be of comparable quality.  Regardless of rating, the Alternative Income Portfolio will not invest more than 15% of its net assets in instruments that are deemed to be illiquid, and it will not purchase debt securities currently in default.  The Alternative Income Portfolio may also buy or sell U.S. Treasury note futures and buy equity puts, sell or buy equity calls, bond calls, and bond put options, and credit default swaps, as well as other derivatives, to manage risk or to enhance return.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, and will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity. The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as strike prices and expiration dates.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Alternative Income Portfolio may decide to sell or cover part or all of a security’s position for several reasons, including but not limited to when:  1) the Investment Adviser believes that a security’s risk profile has become inconsistent with the Alternative Income Portfolio’s investment objective; 2) the Investment Adviser believes a security is overvalued or, in the case of option positions, if the time value of the position has decayed materially; 3) the Investment Adviser decides to reduce the Alternative Income Portfolio’s aggregate bond or option exposures in response to market events; 4) the Investment Adviser believes that a security’s fundamental characteristics have changed relative to those at the time of initial investment; 5) option assignments require the Investment Adviser to raise cash to purchase securities.  Further, the Alternative Income Portfolio will generally sell securities that are purchased as a result of option assignments.  In the event the Alternative Income Portfolio sells call options on securities held by the Alternative Income Portfolio, the Alternative Income Portfolio may be required to sell the securities should the call options be exercised.

As a result of these changes to the Fund’s investment strategy, the Fund will be exposed to additional risks including risks related to investment in emerging markets and risks related to investment in REITs as described below.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

If shareholders approve the changes to the investment objectives and fundamental investment restriction, the portfolio management of the Portfolio will also change.  The Portfolio’s portfolio managers will be as follows:

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	1
Murray Stahl	Director of Research	1
David Kingsley	Portfolio Manager	1
Derek Devens	Portfolio Manager	1
James Davolos	Portfolio Manager	>1

Questions regarding these changes may be directed to the Funds at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

KINETICS MUTUAL FUNDS, INC.

Kinetics Water Infrastructure Fund

Advisor Class A (KWIAX)
Advisor Class C (KWICX)

Supplement dated November 2, 2012
to the Prospectus and Statement of Additional Information
dated April 30, 2012

On September 21, 2012, the Board of Directors (the “Board”) of Kinetics Mutual Funds, Inc. (the “Company”), based on the recommendation of Kinetics Asset Management LLC, approved changes to the investment objectives, the principal investment strategy and a fundamental investment restriction of the Water Infrastructure Fund (the “Fund”).  The Board of Trustees of Kinetics Portfolios Trust also approved corresponding changes to the investment objectives, principal investment strategy and fundamental investment restriction of the Fund’s master portfolio, the Water Infrastructure Portfolio (the “Portfolio”).

The changes to the investment objectives and fundamental investment restriction of the Fund are contingent upon the approval of shareholders, who will have the opportunity to vote on the proposals at a shareholder meeting to be held on or about December 21, 2012.  A Proxy statement describing the proposed changes in further detail will be mailed to shareholders separately.  If shareholders approve the changes to the Fund’s investment objectives and fundamental investment restriction, it is anticipated that the restructuring of the Fund and the Portfolio will commence on or about January 1, 2013.

The Fund’s investment objectives and principal investment strategy will be changed as described below.  In connection with the changes in investment objectives and principal investment strategy, the Fund will change its name to the Alternative Income Fund and the Portfolio will change its name to the Alternative Income Portfolio.

Investment Objectives
The primary investment objective of the Alternative Income Fund is to provide current income and gains.  The Alternative Income Fund seeks to obtain long-term growth of capital as a secondary objective.

Principal Investment Strategy
The Alternative Income Fund is a non-diversified fund that invests all of its investable assets in the Alternative Income Portfolio, a series of Kinetics Portfolios Trust.

Under normal circumstances, the Alternative Income Portfolio will hold a diversified portfolio of fixed income and equity securities and implement equity option strategies intended to generate returns from the collection of option premiums.  The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities, derivatives, stocks and cash or cash equivalents that may be committed as collateral for  option strategies.

The Alternative Income Portfolio may implement option strategies on market indexes, exchange-traded funds (“ETFs”) or company specific equity securities, receiving up-front cash payments, and hold cash and fixed income investments whose aggregate value is consistent with the notional value (exercise value) of the short (sold) equity option positions.  Cash flows derived from option premiums and bond income can reduce losses incurred from declines in the underlying asset prices resulting in a lower expected return volatility.  The total return potential of some of the Alternative Income Portfolio’s option strategies is limited to the option premiums collected and the total return earned by the fixed income collateral portfolio.

At the time of writing (selling) an option, the aggregated notional obligation of the option positions may not exceed 100% of the Alternative Income Portfolio’s total assets.  The Alternative Income Portfolio will typically buy or sell exchange-traded options on market indexes, diversified and non-diversified ETFs, and U.S. listed stocks of individual companies including American Depositary Receipts (“ADRs”) and real estate investment trusts (“REITs”).  The Alternative Income Portfolio will primarily write options on market indexes and ETFs, however, to the extent the Alternative Income Portfolio buys or sells options on single stock equity securities, the aggregate notional exposure to a specific underlying company will typically not exceed 5% of the Alternative Income Portfolio’s net assets at the time of investment.

The Alternative Income Portfolio may invest up to 100% of its net assets in fixed income securities including cash or cash equivalents, fixed income closed-end funds (“CEFs”) and ETFs. For purposes of this Prospectus, fixed-income securities include debt securities issued or guaranteed by the U.S. Government or by an agency or instrumentality of the U.S. Government, corporate bonds and debentures, convertible debt securities, and debt securities of foreign issuers as well as, ETFs that invest in similar fixed income securities.  There are no limitations as to the maturities or credit ratings of the fixed income securities in which the Alternative Income Portfolio may invest, however, fixed income securities held by the Alternative Income Portfolio are generally issued by the U.S. Government or investment grade, large capitalization U.S. companies.  The Alternative Income Portfolio will not invest more than 50% of its total assets in debt securities rated below investment grade, also known as junk bonds, debt securities of emerging market countries or unrated securities which the Investment Adviser has determined to be of comparable quality.  Regardless of rating, the Alternative Income Portfolio will not invest more than 15% of its net assets in instruments that are deemed to be illiquid, and it will not purchase debt securities currently in default.  The Alternative Income Portfolio may also buy or sell U.S. Treasury note futures and buy equity puts, sell or buy equity calls, bond calls, and bond put options, and credit default swaps, as well as other derivatives, to manage risk or to enhance return.

In managing the Alternative Income Portfolio’s fixed income holdings, the Investment Adviser will focus on achieving a reasonable risk-adjusted return with an emphasis on capital preservation, and will select fixed income securities based on market liquidity, duration risk, credit risk, and yield to maturity. The Investment Adviser will select option investments based on market volatility levels, underlying security valuations and perceived market risks. Further, the Investment Adviser evaluates relative option premiums and implied volatilities in determining preferred option contract terms, such as strike prices and expiration dates.

In connection with the Alternative Income Portfolio’s positions in derivatives, the Alternative Income Portfolio will segregate liquid assets or will otherwise cover its position in accordance with applicable Securities and Exchange Commission (“SEC”) requirements.

The Alternative Income Portfolio may decide to sell or cover part or all of a security’s position for several reasons, including but not limited to when:  1) the Investment Adviser believes that a security’s risk profile has become inconsistent with the Alternative Income Portfolio’s investment objective; 2) the Investment Adviser believes a security is overvalued or, in the case of option positions, if the time value of the position has decayed materially; 3) the Investment Adviser decides to reduce the Alternative Income Portfolio’s aggregate bond or option exposures in response to market events; 4) the Investment Adviser believes that a security’s fundamental characteristics have changed relative to those at the time of initial investment; 5) option assignments require the Investment Adviser to raise cash to purchase securities.  Further, the Alternative Income Portfolio will generally sell securities that are purchased as a result of option assignments.  In the event the Alternative Income Portfolio sells call options on securities held by the Alternative Income Portfolio, the Alternative Income Portfolio may be required to sell the securities should the call options be exercised.

As a result of these changes to the Fund’s investment strategy, the Fund will be exposed to additional risks including risks related to investment in emerging markets and risks related to investment in REITs as described below.

»
Emerging Markets Risks: The risk that the securities markets of emerging countries are less liquid, are especially subject to greater price volatility, have smaller market capitalizations, have less government regulation and are not subject to as extensive and frequent accounting, financial and other reporting requirements as the securities markets of more developed countries as have historically been the case.

»
REITs Risk: REITs may be affected by economic forces and other factors related to the real estate industry. Investing in REITs may involve risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500® Index.

If shareholders approve the changes to the investment objectives and fundamental investment restriction, the portfolio management of the Portfolio will also change.  The Portfolio’s portfolio managers will be as follows:

Portfolio Managers.  The Alternative Income Portfolio is managed by an investment team with Mr. Stahl and Mr. Devens as the Co-Portfolio Managers.  Each investment team member serves as a research analyst.

Investment team member	Primary Title	Years of Service with the Fund
Peter B. Doyle	Chairman of the Board; President	1
Murray Stahl	Director of Research	1
David Kingsley	Portfolio Manager	1
Derek Devens	Portfolio Manager	1
James Davolos	Portfolio Manager	>1

Questions regarding these changes may be directed to the Funds at (800) 930-3828.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE